Prepaid expenses	6 Months Ended
Jun. 30, 2026
Prepaid expenses and accrued income
Prepaid expenses

9.Prepaid expenses

Prepaid expenses include prepaid R&D costs, administrative costs and employee social obligations totaling CHF 4.4 million and CHF 4.0 million as of June 30, 2026 and December 31, 2025, respectively.